Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (1,227,000)	$ (1,315,000)	$ (2,648,000)	$ (2,608,000)
Less: Net loss attributable to non-controlling interest	(54,000)	(66,000)	(125,000)	(154,000)
Net loss attributable to the Company	(1,173,000)	(1,249,000)	(2,523,000)	(2,454,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Net loss attributable to non-controlling interest	(54,000)	(66,000)	(125,000)	(154,000)
PPP loan forgiveness			(45,000)	0
Non-cash equity compensation			0	61,000
Non-cash lease expense	639,000	527,000
Non-cash related party lease expense (Note 8)			1,123,000	1,243,000
Depreciation and amortization expense	39,000	26,000	58,000	69,000
Changes in:
Prepaid expenses and other current assets	8,000	0	(12,000)	10,000
Accounts payable and accrued expenses	198,000	155,000	230,000	277,000
Interest payable - related party	32,000	32,000	64,000	64,000
Net cash used in operating activities	(311,000)	(575,000)	(1,230,000)	(884,000)
Cash flows from investing activities
Software development costs and equipment expenditures	0	(30,000)	(9,000)	0
Net cash used in investing activities	0	(30,000)	(9,000)	0
Cash flows from financing activities
Proceeds from sales of common stock	15,000	1,608,000	1,608,000	1,056,000
Proceeds from PPP loan			45,000	0
Returns of deposits on common stock subscriptions			(454,000)	0
Proceeds from SBA loan	88,000	45,000
Payments against subscriptions payable	0	(448,000)
Proceeds from note payable	270,000	0
Net repayments against stockholder payable	152,000	(8,000)	(18,000)	(144,000)
Net cash provided by financing activities	525,000	1,197,000	1,181,000	912,000
Net (decrease) increase in cash and cash equivalents	214,000	592,000	(58,000)	28,000
Cash and cash equivalents, beginning of the year	36,000	94,000	94,000	66,000
Cash and cash equivalents, end of year	250,000	686,000	36,000	94,000
Cash paid during the year for:
Interest	0	0	0	0
Income taxes	800,000	800,000	800,000	800,000
Non-cash Investing Activities:
Accrual of software developments costs	$ 125,000	$ 97,000	$ 244,000	$ 244,000